Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

June 28, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds)

CIK No. 0000842790

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class A2, Class AX, Class C, Class CX, Class R, Class Y, Investor Class, Class R5, Class R6 and Invesco Cash Reserve shares, as applicable, of Invesco Corporate Bond Fund, Invesco Global Real Estate Fund, Invesco Government Money Market Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Real Estate Fund, Invesco Short Duration Inflation Protected Fund, Invesco Short Term Bond Fund and, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 89 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 89 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on June 27, 2019.

Please contact the undersigned at (713) 214-7888 if you have any questions regarding this filing.

Very truly yours,

/s/ Peter A. Davidson

Peter A. Davidson

Associate General Counsel